Loss per share - Calculation of Loss per Share (Details)	3 Months Ended		9 Months Ended
	Jul. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares	Aug. 10, 2021
Earnings per share [line items]
Business combination, share exchange ratio					39.91
Net loss | $	$ (27,521,656)	$ (6,897,318)	$ (19,625,391)	$ (21,590,783)
Weighted average number of ordinary shares, basic (in shares)	174,383,980	95,563,454	169,067,783	94,695,650
Basic loss per share (in dollars per share) | $ / shares	$ (0.16)	$ (0.07)	$ (0.12)	$ (0.23)
Diluted loss per share (in dollars per share) | $ / shares	$ (0.16)	$ (0.07)	$ (0.12)	$ (0.23)
Anti-dilutive shares (in shares)			35,556,753	6,415,533
Convertible debt
Earnings per share [line items]
Anti-dilutive shares (in shares)			28,564,628	0